ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Contingent consideration for business combination	[1]	¥ 104,490	$ 15,050	¥ 6,300
Qufan [Member]
Contingent consideration for business combination		¥ 52,760

[1]	Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2016. As of the date of the annual report, RMB52,760 has been paid to the shareholders of Qufan.